Securities Sold Under Repurchase Agreements and Interbank and Institutional Market Debts - Summary of Securities Sold Under Repurchase Agreements (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	R$ 252,848	R$ 273,364
Assets Pledged as Collateral [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	94,980	46,525
Assets Pledged as Collateral [member] | Government securities - abroad [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	67,060	22,088
Assets Pledged as Collateral [member] | Corporate securities [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	25,676	20,773
Assets Pledged as Collateral [member] | Own issue [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	21	1,985
Assets Pledged as Collateral [member] | Foreign securities [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	R$ 2,223	1,679
Assets Pledged as Collateral [member] | Bottom of range [member] | Government securities - abroad [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of securities sold under repurchase agreements	9.15%
Assets Pledged as Collateral [member] | Bottom of range [member] | Corporate securities [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of securities sold under repurchase agreements	45.00%
Assets Pledged as Collateral [member] | Bottom of range [member] | Own issue [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of securities sold under repurchase agreements	16.40%
Assets Pledged as Collateral [member] | Bottom of range [member] | Foreign securities [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of securities sold under repurchase agreements	0.21%
Assets Pledged as Collateral [member] | Top of range [member] | Government securities - abroad [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of securities sold under repurchase agreements	95.00%
Assets Pledged as Collateral [member] | Top of range [member] | Corporate securities [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of securities sold under repurchase agreements	100.00%
Assets Pledged as Collateral [member] | Top of range [member] | Own issue [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of securities sold under repurchase agreements	100.50%
Assets Pledged as Collateral [member] | Top of range [member] | Foreign securities [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of securities sold under repurchase agreements	3.12%
Assets Received as Collateral [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	R$ 105,036	151,370
Assets Received as Collateral [member] | Bottom of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of securities sold under repurchase agreements	8.80%
Assets Received as Collateral [member] | Top of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of securities sold under repurchase agreements	9.15%
Right to sell or repledge the collateral [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	R$ 52,832	75,469
Right to sell or repledge the collateral [member] | Bottom of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of securities sold under repurchase agreements	0.15%
Right to sell or repledge the collateral [member] | Top of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of securities sold under repurchase agreements	10.00%
Current [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	R$ 243,195	247,822
Current [member] | Assets Pledged as Collateral [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	94,899	45,961
Current [member] | Assets Pledged as Collateral [member] | Government securities - abroad [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	67,060	22,088
Current [member] | Assets Pledged as Collateral [member] | Corporate securities [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	25,676	20,773
Current [member] | Assets Pledged as Collateral [member] | Own issue [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	1	1,965
Current [member] | Assets Pledged as Collateral [member] | Foreign securities [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	2,162	1,135
Current [member] | Assets Received as Collateral [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	105,036	151,370
Current [member] | Right to sell or repledge the collateral [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	43,260	50,491
Non-current [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	9,653	25,542
Non-current [member] | Assets Pledged as Collateral [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	81	564
Non-current [member] | Assets Pledged as Collateral [member] | Own issue [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	20	20
Non-current [member] | Assets Pledged as Collateral [member] | Foreign securities [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	61	544
Non-current [member] | Right to sell or repledge the collateral [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	R$ 9,572	R$ 24,978